Commitments and Contingencies (Summary of Future Minimum Payments under Noncancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013
Operating leases
2014		$ 595
Remaining nine months of fiscal year 2014	470
2015	547	548
2016	550	550
2017	559	559
2018	575	575
Thereafter	588	688
Total minimum lease payments	$ 3,289	$ 3,515